Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Restricted stock activity
Non vested shares, Beginning	5,112,095	4,736,721
Weighted Average Fair Value at Grant Date, Non vested, Beginning	$ 4.52	$ 4.57
Granted, Shares	1,303,209	2,107,077
Weighted Average Fair Value at Grant Date, Granted	$ 4.92	$ 6.11
Vested, Shares	(2,527,601)	(970,793)
Weighted Average Fair Value at Grant Date, Vested	$ 3.13	$ 3.90
Forfeited, Shares	(210,192)	(760,910)
Weighted Average Fair Value at Grant Date, Forfeited	$ 5.35	$ 4.60
Non vested shares, Ending	3,677,511	5,112,095
Weighted Average Fair Value at Grant Date, Non vested, Ending	$ 5.57	$ 4.52